FI - Own credit gains/(losses) on fair value option elected instruments (Details 17) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial instruments
Gains/(losses) recorded into AOCI	SFr 2,960	SFr (516)
Gains/(losses) recorded into AOCI, Cumulatively	1,871
Gains/(losses) recorded into AOCI transferred to net income	6	31
Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	27	(1)
Gains/(losses) recorded into AOCI, Cumulatively	(18)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	(1)	3
Gains/(losses) recorded into AOCI, Cumulatively	(46)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	2,934	(518)
Gains/(losses) recorded into AOCI, Cumulatively	1,935
Gains/(losses) recorded into AOCI transferred to net income	6	31
Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	1,080	(9)
Gains/(losses) recorded into AOCI, Cumulatively	397
Gains/(losses) recorded into AOCI transferred to net income	6	31
Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	1,601	(523)
Gains/(losses) recorded into AOCI, Cumulatively	1,201
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank
Financial instruments
Gains/(losses) recorded into AOCI	3,985	5
Gains/(losses) recorded into AOCI, Cumulatively	1,801
Gains/(losses) recorded into AOCI transferred to net income	17	77
Bank | Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	41	13
Gains/(losses) recorded into AOCI, Cumulatively	(18)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank | Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	0	13
Gains/(losses) recorded into AOCI, Cumulatively	(46)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank | Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	3,944	(21)
Gains/(losses) recorded into AOCI, Cumulatively	1,865
Gains/(losses) recorded into AOCI transferred to net income	17	77
Bank | Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	1,476	269
Gains/(losses) recorded into AOCI, Cumulatively	351
Gains/(losses) recorded into AOCI transferred to net income	17	77
Bank | Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	2,041	(321)
Gains/(losses) recorded into AOCI, Cumulatively	1,177
Gains/(losses) recorded into AOCI transferred to net income	SFr 0	SFr 0